SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of shares
Unvested as of December 31, 2017 | shares	2,080,126
Granted | shares	1,052,893
Vested | shares	(870,733)
Forfeited | shares	(171,774)
Unvested as of December 31, 2018 | shares	2,090,512
Weighted average grant date fair value
Unvested as of December 31, 2017 | $ / shares	$ 48.62
Granted | $ / shares	84.04
Vested | $ / shares	46.72
Forfeited | $ / shares	57.79
Unvested as of December 31, 2018 | $ / shares	$ 66.53